Property and Equipment, Net (Summary of property and equipment, net) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Computer, equipment and furniture [Member] USD ($)	Dec. 31, 2014 Computer, equipment and furniture [Member] CNY	Dec. 31, 2013 Computer, equipment and furniture [Member] CNY	Dec. 31, 2014 Motor vehicles [Member] USD ($)	Dec. 31, 2014 Motor vehicles [Member] CNY	Dec. 31, 2013 Motor vehicles [Member] CNY	Dec. 31, 2014 Leasehold improvements [Member] USD ($)	Dec. 31, 2014 Leasehold improvements [Member] CNY	Dec. 31, 2013 Leasehold improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Total gross value	$ 27,823,000	172,629,000	151,496,000		$ 21,006,000	130,327,000	110,209,000	$ 1,018,000	6,319,000	5,732,000	$ 5,799,000	35,983,000	35,555,000
Less: accumulated depreciation	(13,367,000)	(82,935,000)	(56,370,000)
Net book value	14,456,000	89,694,000	95,126,000
Depreciation expenses	$ 5,100,000	31,600,000	28,700,000	19,200,000